John Hancock Income Funds
              Supplement to the Prospectus dated September 15, 2005
                            as revised April 1, 2006



John Hancock Bond Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffery N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions



On page 25, the Management Biography for Benjamin A. Matthews has been deleted.



June 6, 2006

                            John Hancock Income Funds
   Supplement to the Institutional Class I Prospectus dated September 15, 2005 as revised April 1, 2006



John Hancock Bond Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffery N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions



On page 18, the Management Biography for Benjamin A. Matthews has been deleted.




June 6, 2006

                          John Hancock Retirement Funds
     Supplement to the Institutional Class I Prospectus dated March 1, 2006




John Hancock Bond Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffery N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions



On page 27, the Management Biography for Benjamin A. Matthews has been deleted and the following Management Biography has been added:

Jeffrey N. Given, CFA
Second vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Second vice president, John Hancock
  Advisers, LLC (1993-2005)
Began business career in 1993



June 6, 2006